Derivative Instruments - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2017 USD ($) vessel tranche $ / shares NOK / Derivative shares	Jun. 30, 2017 NOK / shares	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Derivative assets (note 7)	$ 2,920,000		$ 4,538,000
Interest rate swap agreements
Derivative [Line Items]
Derivative, Description of Objective	The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt.
Derivative assets (note 7)	$ 2,920,000		4,251,000
Stock Purchase Warrant
Derivative [Line Items]
Derivative assets (note 7)			$ 287,000
Stock Purchase Warrant | Tanker Investments Ltd.
Derivative [Line Items]
Fixed price of stock purchase warrants, per share (usd per share) | (per share)	$ 10	NOK 61.67
Number of tranches | tranche	4
Consecutive trading days	10 days
Number of tranches vested | tranche	2
Derivative assets (note 7)	$ 0
Stock Purchase Warrant | Minimum | Tanker Investments Ltd. | Tranche One
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	77.08
Stock Purchase Warrant | Minimum | Tanker Investments Ltd. | Tranche Two
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	92.5
Stock Purchase Warrant | Minimum | Tanker Investments Ltd. | Tranche Three
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	107.91
Stock Purchase Warrant | Minimum | Tanker Investments Ltd. | Tranche Four
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	123.33
Stock Purchase Warrant | Maximum | Tanker Investments Ltd.
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (shares) | shares	750,000
Time-charter swap agreement
Derivative [Line Items]
Aframax equivalent vessel percent	55.00%
Derivative, number of vessel-equivalents in swap agreement | vessel	2
Agreement daily receivable	$ 27,776
Derivative, brokerage fee, percent	1.25%
Derivative, deduction from daily payments made	$ 500
Derivative, term of contract (in months)	11 months
Derivative, term of contract extension, counterparty option (in months)	2 months